ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 4,071		$ 1,136		$ 2,706
Other comprehensive income (loss)		(31)		217		203
Ownership changes		105		593
Ending balance		4,760		4,071		1,136
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(335)	[1]	(408)	[1]	(455)	[2]
Other comprehensive income (loss)		(6)	[1]	73	[1]	47	[2]
Ownership changes		(24)
Ending balance	[1]	(365)		(335)		(408)
Accumulated other comprehensive income (loss) | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(335)		(408)		(455)
Other comprehensive income (loss)		(6)		73		47
Ownership changes		(24)
Ending balance		(365)		(335)		(408)
Foreign currency translation | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(458)		(440)		(371)
Other comprehensive income (loss)		31		(18)		(69)
Ownership changes		0
Ending balance		(427)		(458)		(440)
Other | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		123		32		(84)
Other comprehensive income (loss)		(37)		91		116
Ownership changes		(24)
Ending balance		$ 62		$ 123		$ 32

[1]	See Note 21 for additional information.
[2]	See Note 21 for additional information.